INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
A.	Revenues by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
USA	49%	41%	44%
Japan	16	22	28
Asia (other than Japan)	26	30	22
Europe	9	7	6
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

As of December 31, 2022 and 2021:

Details	2022	2021
Israel	$248,711	$238,758
United States	257,759	264,038
Europe	147,493	-
Japan	308,295	373,887
	$962,258	$876,683

Schedule of Revenues of Major Customers
D.	Major Customers - as Percentage of Total Revenue

Years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Customer A	14%	21%	25%
Customer B	9	13	11
Other customers *	24	20	23

*
Represents aggregated revenue to four customers that accounted for between 4% and 8% of total revenue during 2022, to four customers that accounted for between 4% and 7% of total revenue during 2021, and to four customers that accounted for between 4% and 7% of total revenue during 2020.